Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stock-based Compensation
Schedule of weighted average valuation assumptions for stock options

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2025	2024	2025	2024
Per share fair value of common stock	$17.04	n/a	$17.04	$4.62
Expected volatility	67.87 - 68.86%	n/a	67.87 - 68.86%	73.79%
Expected dividends	—%	n/a	—%	—%
Expected term (in years)	5.50 - 6.25	n/a	5.50 - 6.25	5.94
Risk-free rate	4.0%	n/a	4.0%	3.9%

	For the Year Ended
	December 31,
	2024	2023
Per share fair value of common stock	$0.62	$0.52
Expected volatility	73.8%	67.4%
Expected dividends	0%	0%
Expected term (in years)	5.9	6.1
Risk-free rate	3.93%	3.56%

Schedule of stock option activity

		Weighted-	Weighted-Average
	Number of	Average Exercise	Remaining Contractual	Intrinsic Value (In
	Options	Price	Term (In Years)	Thousands)
Outstanding as of January 1, 2025	729,010	$3.21	6.06	$2,914
Granted	397,940	17.04
Exercised(1)	(18,618)	22.80
Forfeited/expired(2)	(5,177)	29.35
Options assumed from Cara upon Merger closing	113,487	319.80
Outstanding as of June 30, 2025	1,216,642	$36.86	6.60	$17,037
Options exercisable as of June 30, 2025(3)	760,787	$49.61	4.88	$13,512
Vested and expected to vest as of June 30, 2025	1,216,642	$36.86	6.60	$17,037
(1)	Includes 17,665 of exercises of assumed Cara options after the Merger closed.
(2)	Includes 375 of forfeitures of assumed Cara options after the Merger closed.
(3)	Includes 82,918 of assumed Cara options that were forfeited/expired in July 2025, 90 days after the Merger closed.

		Weighted-	Weighted-Average
	Number of	Average	Remaining Contractual	Intrinsic Value
	Options	Exercise Price	Term (In Years)	(In Thousands)
Outstanding as of January 1, 2024	5,509,379	$0.43	7.04	$2,699
Granted	25,000	0.92	—	—
Exercised	(63,750)	0.08	—	—
Forfeited/expired	(35,000)	0.82	—	—
Outstanding as of December 31, 2024	5,435,629	$0.43	6.06	$2,914
Options exercisable as of December 31, 2024	4,582,807	$0.38	5.78	$2,700
Vested and expected to vest as of December 31, 2024	5,435,629	$0.43	6.06	$2,914

Schedule of classification of stock-based compensation

The following table illustrates the classification of stock-based compensation in the condensed consolidated statements of operations and comprehensive income (loss) (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Research and development	$147	$28	$176	$57
General and administrative	480	51	531	103
Total stock-based compensation	$627	$79	$707	$160

The following table illustrates the classification of stock-based compensation in the statements of operations (in thousands):

	For the Year Ended
	December 31,
	2024	2023
Research and development	$169	$111
General and administrative	150	203
Total stock-based compensation	$319	$314